Summary of Significant Accounting Policies (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues | Customer Concentration Risk | Foreign steel and coke producers
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	76.00%
Revenues | Customer Concentration Risk | Single customer one
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	6.80%	13.00%	13.70%
Revenues | Customer Concentration Risk | Single customer two
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	6.20%	10.30%	12.60%
Net receivables | Credit Concentration Risk | Foreign steel and coke producers
Concentrations of Credit Risk and Major Customers
Concentration risk percentage	63.00%	69.00%